REVENUE AND SEGMENTED INFORMATION (Details 1)	13 Months Ended
Dec. 31, 2021 CAD ($)
Customer 1 [Member]
Statement [Line Items]
$ Of Revenues For The Period	$ 751,457
% Of Revenues For The Period	5.00%
% Of Amounts Recevable At Period End	1.00%
Customer 2 [Member]
Statement [Line Items]
$ Of Revenues For The Period	$ 629,654
% Of Revenues For The Period	5.00%
% Of Amounts Recevable At Period End	2.00%
Customer 3 [Member]
Statement [Line Items]
$ Of Revenues For The Period	$ 999,757
% Of Revenues For The Period	7.00%
% Of Amounts Recevable At Period End	2.00%
Customer 4 [Member]
Statement [Line Items]
$ Of Revenues For The Period	$ 783,759
% Of Revenues For The Period	6.00%
% Of Amounts Recevable At Period End	4.00%
Customer 5 [Member]
Statement [Line Items]
$ Of Revenues For The Period	$ 812,305
% Of Revenues For The Period	6.00%
% Of Amounts Recevable At Period End	3.00%
Customer 6 [Member]
Statement [Line Items]
$ Of Revenues For The Period	$ 772,895
% Of Revenues For The Period	6.00%
% Of Amounts Recevable At Period End	2.00%